UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	May 14, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $3,840,283 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

APPLE INC			COM		37833100	128903	215000		SOLE		215000		0	0
API TECHNOLOGIES CORP		COM		00187E203	20693	5929231		SOLE		5929231		0	0
BLUELINX HLDGS INC		COM		09624H109      	7148	2707394		SOLE		2707394		0	0
CAPITAL ONE FINL CORP		COM		14040H105	153285	2750000		SOLE		2750000		0	0
CENTRAL PAC FINL CORP		COM		154760409	19425	1500000		SOLE		1500000		0	0
CF INDS HLDGS INC		CALL		125269900	45663	250000	CALL	SOLE		250000		0	0
CF INDS HLDGS INC		COM		125269100      	91325	500000		SOLE		500000		0	0
CHARTER COMMUNICATIONS INC D	CL A		16117M305      	129585	2042311		SOLE		2042311		0	0
CHENIERE ENERGY INC		CALL		16411R908	44940	3000000	CALL	SOLE		3000000		0	0
CORRECTIONS CORP AMER NEW	COM		22025Y407      	31308	1146400		SOLE		1146400		0	0
COVANCE INC			COM		222816100	50012	1050000		SOLE		1050000		0	0
COVANCE INC			CALL		222816900	11908	250000	CALL	SOLE		250000		0	0
COVENTRY HEALTH CARE INC	COM		222862104	106710	3000000		SOLE		3000000		0	0
CROWN CASTLE INTL CORP		COM		228227104      	97346	1825000		SOLE		1825000		0	0
DECKERS OUTDOOR CORP		COM		243537107	56745	900000		SOLE		900000		0	0
DELPHI AUTOMOTIVE PLC		SHS		G27823106      	134300	4250000		SOLE		4250000		0	0
DEVON ENERGY CORP NEW		COM		25179M103      	106680	1500000		SOLE		1500000		0	0
E TRADE FINANCIAL CORP		COM		269246401      	76650	7000000		SOLE		7000000		0	0
EASTMAN CHEM CO			COM		277432100	129225	2500000		SOLE		2500000		0	0
EASTMAN CHEM CO			CALL		277432900	12923	250000	CALL	SOLE		250000		0	0
ESSEX RENT CORP			COM		297187106	7631	1997705		SOLE		1997705		0	0
FAMILY DLR STORES INC		COM		307000109	47460	750000		SOLE		750000		0	0
GRIFFON CORP			COM		398433102      	4331	404771		SOLE		404771		0	0
GRIFOLS S A			SPONSORED ADR	398438309	53970	7000000		SOLE		7000000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306      	5404	3123500		SOLE		3123500		0	0
ISHARES TR			PUT		464287955	621075	7500000	PUT	SOLE		7500000		0	0
LIBERTY INTERACTIVE CORPORAT	INT COM SER A	53071M104      	76837	4025000		SOLE		4025000		0	0
MACQUARIE INFRASTR CO LLC	MEMBERSHIP INT	55608B105      	128697	3901100		SOLE		3901100		0	0
MCMORAN EXPLORATION CO		PUT		582411954	21400	2000000	PUT	SOLE		2000000		0	0
MCMORAN EXPLORATION CO		PUT		582411954	5350	500000	PUT	SOLE		500000		0	0
MCMORAN EXPLORATION CO		PUT		582411954	16050	1500000	PUT	SOLE		1500000		0	0
MCMORAN EXPLORATION CO		NOTE 4.000%12/3	582411AJ3	29925	30000000	SOLE		30000000	0	0
MEDASSETS INC			COM		584045108	47376	3600000		SOLE		3600000		0	0
MEDIFAST INC			COM		58470H101      	10876	622900		SOLE		622900		0	0
NCI BUILDING SYS INC		COM		628852204      	3614	313997		SOLE		313997		0	0
NIELSEN HOLDINGS N V		COM		N63218106	52745	1750000		SOLE		1750000		0	0
NII HLDGS INC			CALL		62913F901	10867	593500	CALL	SOLE		593500		0	0
NUTRI SYS INC NEW		COM		67069D108      	8423	750000		SOLE		750000		0	0
PENTAIR INC			COM		709631105	71415	1500000		SOLE		1500000		0	0
PRECISION CASTPARTS CORP	COM		740189105	47548	275000		SOLE		275000		0	0
PVH CORP			COM		693656100      	89330	1000000		SOLE		1000000		0	0
ROVI CORP			COM		779376102	65100	2000000		SOLE		2000000		0	0
SARA LEE CORP			COM		803111103      	107650	5000000		SOLE		5000000		0	0
SEALY CORP			SR SECD 3RD 8%	812139400      	13150	200000		SOLE		200000		0	0
SEMGROUP CORP			CL A		81663A105      	59009	2025000		SOLE		2025000		0	0
SPDR S&P 500 ETF TR		PUT		78462F953	140810	1000000	PUT	SOLE		1000000		0	0
TALISMAN ENERGY INC		COM		87425E103	34650	2750000		SOLE		2750000		0	0
THERMO FISHER SCIENTIFIC INC	COM		883556102	140950	2500000		SOLE		2500000		0	0
TIFFANY & CO NEW		COM		886547108	69130	1000000		SOLE		1000000		0	0
UNITED TECHNOLOGIES CORP	COM		913017109	124410	1500000		SOLE		1500000		0	0
WARNACO GROUP INC		COM		934390402	36500	625000		SOLE		625000		0	0
WATSON PHARMACEUTICALS INC	COM		942683103	67060	1000000		SOLE		1000000		0	0
WEATHERFORD INTERNATIONAL LT	CALL		H27013903	30180	2000000	CALL	SOLE		2000000		0	0
WEATHERFORD INTERNATIONAL LT	CALL		H27013903	45270	3000000	CALL	SOLE		3000000		0	0
YAHOO INC			CALL		984332906	91320	6000000	CALL	SOLE		6000000		0	0





